CONSOLIDATED GEOGRAPHIC BUSINESS SEGMENTS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2012 Canada [Member]	Dec. 31, 2013 Canada [Member]	Sep. 30, 2012 Canada [Member]	Dec. 31, 2012 United States [Member]	Dec. 31, 2013 United States [Member]	Dec. 31, 2012 Asia and Australasia [Member]	Dec. 31, 2013 Asia and Australasia [Member]	Dec. 31, 2012 Latin America [Member]	Dec. 31, 2013 Latin America [Member]	Dec. 31, 2012 Europe and Other [Member]	Dec. 31, 2013 Europe and Other [Member]	Dec. 31, 2012 Specialty Printing Papers [Member]	Dec. 31, 2013 Specialty Printing Papers [Member]	Dec. 31, 2012 Specialty Printing Papers [Member] Canada [Member]	Dec. 31, 2013 Specialty Printing Papers [Member] Canada [Member]	Dec. 31, 2012 Specialty Printing Papers [Member] United States [Member]	Dec. 31, 2013 Specialty Printing Papers [Member] United States [Member]	Dec. 31, 2012 Specialty Printing Papers [Member] Asia and Australasia [Member]	Dec. 31, 2013 Specialty Printing Papers [Member] Asia and Australasia [Member]	Dec. 31, 2012 Specialty Printing Papers [Member] Latin America [Member]	Dec. 31, 2013 Specialty Printing Papers [Member] Latin America [Member]	Dec. 31, 2012 Specialty Printing Papers [Member] Europe and Other [Member]	Dec. 31, 2013 Specialty Printing Papers [Member] Europe and Other [Member]	Dec. 31, 2012 Newsprint [Member]	Dec. 31, 2013 Newsprint [Member]	Dec. 31, 2012 Newsprint [Member] Canada [Member]	Dec. 31, 2013 Newsprint [Member] Canada [Member]	Dec. 31, 2012 Newsprint [Member] United States [Member]	Dec. 31, 2013 Newsprint [Member] United States [Member]	Dec. 31, 2012 Newsprint [Member] Asia and Australasia [Member]	Dec. 31, 2013 Newsprint [Member] Asia and Australasia [Member]	Dec. 31, 2012 Newsprint [Member] Latin America [Member]	Dec. 31, 2013 Newsprint [Member] Latin America [Member]	Dec. 31, 2012 Newsprint [Member] Europe and Other [Member]	Dec. 31, 2013 Newsprint [Member] Europe and Other [Member]	Dec. 31, 2012 Pulp [Member]	Dec. 31, 2013 Pulp [Member]	Dec. 31, 2012 Pulp [Member] Canada [Member]	Dec. 31, 2013 Pulp [Member] Canada [Member]	Dec. 31, 2012 Pulp [Member] United States [Member]	Dec. 31, 2013 Pulp [Member] United States [Member]	Dec. 31, 2012 Pulp [Member] Asia and Australasia [Member]	Dec. 31, 2013 Pulp [Member] Asia and Australasia [Member]	Dec. 31, 2012 Pulp [Member] Latin America [Member]	Dec. 31, 2013 Pulp [Member] Latin America [Member]	Dec. 31, 2012 Pulp [Member] Europe and Other [Member]	Dec. 31, 2013 Pulp [Member] Europe and Other [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Canada [Member]	Dec. 31, 2011 Predecessor [Member] Canada [Member]	Sep. 30, 2012 Predecessor [Member] United States [Member]	Dec. 31, 2011 Predecessor [Member] United States [Member]	Sep. 30, 2012 Predecessor [Member] Asia and Australasia [Member]	Dec. 31, 2011 Predecessor [Member] Asia and Australasia [Member]	Sep. 30, 2012 Predecessor [Member] Latin America [Member]	Dec. 31, 2011 Predecessor [Member] Latin America [Member]	Sep. 30, 2012 Predecessor [Member] Europe and Other [Member]	Dec. 31, 2011 Predecessor [Member] Europe and Other [Member]	Sep. 30, 2012 Predecessor [Member] Specialty Printing Papers [Member]	Dec. 31, 2011 Predecessor [Member] Specialty Printing Papers [Member]	Sep. 30, 2012 Predecessor [Member] Specialty Printing Papers [Member] Canada [Member]	Dec. 31, 2011 Predecessor [Member] Specialty Printing Papers [Member] Canada [Member]	Sep. 30, 2012 Predecessor [Member] Specialty Printing Papers [Member] United States [Member]	Dec. 31, 2011 Predecessor [Member] Specialty Printing Papers [Member] United States [Member]	Sep. 30, 2012 Predecessor [Member] Specialty Printing Papers [Member] Asia and Australasia [Member]	Dec. 31, 2011 Predecessor [Member] Specialty Printing Papers [Member] Asia and Australasia [Member]	Sep. 30, 2012 Predecessor [Member] Specialty Printing Papers [Member] Latin America [Member]	Dec. 31, 2011 Predecessor [Member] Specialty Printing Papers [Member] Latin America [Member]	Sep. 30, 2012 Predecessor [Member] Specialty Printing Papers [Member] Europe and Other [Member]	Dec. 31, 2011 Predecessor [Member] Specialty Printing Papers [Member] Europe and Other [Member]	Sep. 30, 2012 Predecessor [Member] Newsprint [Member]	Dec. 31, 2011 Predecessor [Member] Newsprint [Member]	Sep. 30, 2012 Predecessor [Member] Newsprint [Member] Canada [Member]	Dec. 31, 2011 Predecessor [Member] Newsprint [Member] Canada [Member]	Sep. 30, 2012 Predecessor [Member] Newsprint [Member] United States [Member]	Dec. 31, 2011 Predecessor [Member] Newsprint [Member] United States [Member]	Sep. 30, 2012 Predecessor [Member] Newsprint [Member] Asia and Australasia [Member]	Dec. 31, 2011 Predecessor [Member] Newsprint [Member] Asia and Australasia [Member]	Sep. 30, 2012 Predecessor [Member] Newsprint [Member] Latin America [Member]	Dec. 31, 2011 Predecessor [Member] Newsprint [Member] Latin America [Member]	Sep. 30, 2012 Predecessor [Member] Newsprint [Member] Europe and Other [Member]	Dec. 31, 2011 Predecessor [Member] Newsprint [Member] Europe and Other [Member]	Sep. 30, 2012 Predecessor [Member] Pulp [Member]	Dec. 31, 2011 Predecessor [Member] Pulp [Member]	Sep. 30, 2012 Predecessor [Member] Pulp [Member] Canada [Member]	Dec. 31, 2011 Predecessor [Member] Pulp [Member] Canada [Member]	Sep. 30, 2012 Predecessor [Member] Pulp [Member] United States [Member]	Dec. 31, 2011 Predecessor [Member] Pulp [Member] United States [Member]	Sep. 30, 2012 Predecessor [Member] Pulp [Member] Asia and Australasia [Member]	Dec. 31, 2011 Predecessor [Member] Pulp [Member] Asia and Australasia [Member]	Sep. 30, 2012 Predecessor [Member] Pulp [Member] Latin America [Member]	Dec. 31, 2011 Predecessor [Member] Pulp [Member] Latin America [Member]	Sep. 30, 2012 Predecessor [Member] Pulp [Member] Europe and Other [Member]	Dec. 31, 2011 Predecessor [Member] Pulp [Member] Europe and Other [Member]
Sales by shipment destination:
Sales	260.5	1,051.4		38.3	121.6		131.7	523.9	69.4	303.0	20.1	102.7	1.0	0.2	171.8	635.1	25.4	79.9	122.6	483.8	14.3	36.9	9.5	34.5	0	0	44.0	192.3	12.9	41.7	9.1	40.1	11.4	42.3	10.6	68.2	0	0	44.7	224.0	0	0	0	0	43.7	223.8	0	0	1.0	0.2	797.7	1,079.7	1,051.4	1,077.7	109.5	161.2	384.1	511.6	234.5	316.8	67.6	88.3	2.0	1.8	503.8	690.4	78.4	120.2	356.6	484.7	38.2	38.7	30.2	45.1	0.4	1.7	134.1	141.3	31.1	36.4	27.5	26.9	38.1	34.8	37.4	43.2	0	0	159.8	248.0	0	4.6	0	0	158.2	243.3	0	0	1.6	0.1
Property, plant and equipment by geographic location:
Property, plant and equipment	611.6	412.2	614.1	611.6	412.2	614.1																																														386.3	1,285.6	1,664.7